Significant Accounting Policies - Schedule of Accrued Warranty Account (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Balance at the beginning of the year	$ 40,311	$ 25,049	$ 20,758
Cost incurred	(9,331)	(15,334)	(3,220)
Expense (income) recognized	(15,980)	30,596	7,511
Balance at the end of the year	$ 15,000	$ 40,311	$ 25,049